Share Capital and Reserves (Details) - Schedule of capital stock and the issuance premium € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Schedule Of Capital Stock And The Issuance Premium Abstract
Share Capital as per statutory accounts	$ 148,419		$ 143,419		€ 123,539	€ 118,662
Capital increase costs	(14,965)		(14,965)		(12,564)	(12,564)
Share capital under IFRS	133,454		128,454		110,975	106,098
Issuance premium	153,177	€ 126,481	153,177	€ 126,481
Share capital and issuance premium	$ 286,631		$ 281,631		€ 237,456	€ 232,579